Acquisitions and disposals - Disposals (Details) € in Millions, ر.ق in Millions						12 Months Ended
	May 13, 2019	Aug. 31, 2018 ₨ / shares	Mar. 29, 2018 QAR (ر.ق)	Mar. 29, 2018 EUR (€)	Mar. 20, 2017	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016	Apr. 01, 2018 EUR (€)
Disposals
Foreign exchange gain (loss)						€ (2,277)	€ 476	€ (231)
Foreign exchange loss						305	187	€ 272
Goodwill						23,353	26,734			€ 26,734
Property, plant and equipment						(27,432)	(28,325)			(28,325)
Cash and cash equivalents						(13,637)	(4,674)			€ (4,674)
Short and long-term borrowings						€ 52,955	41,421
Vodafone Idea | Aditya Birla Group
Disposals
Ownership interest sold (as a percentage)		4.80%
Idea
Disposals
Fair value per share | ₨ / shares		₨ 51.50
Vodafone Libertel B.V.
Disposals
Remeasurement of retained interest in Vodafone Libertel B.V.							637
Transaction costs							35
VodafoneZiggo
Disposals
Proportion of ownership interest									50.00%
Goodwill							855
Other intangible assets							(1,415)
Property, plant and equipment							(1,164)
Inventories							24
Trade and other receivables							(302)
Cash and cash equivalents							(56)
Current and deferred taxation							87
Short and long-term borrowings							1,000
Trade and other payables							387
Provisions							28
Net assets contributed into Vodafone Idea							(2,314)
Fair value of investment in Vodafone Idea							2,970
Net cash proceeds arising from the transaction							619
Net gain (loss) on formation of Vodafone idea/ VodafoneZiggo							€ 1,275
Weighted average cost of capital used to value our initial investment in VodafoneZiggo								7.00%
Weighted average terminal growth rate used to value our initial investment in VodafoneZiggo								1.00%
Share of cash paid to both shareholders on creation of VodafoneZiggo							50.00%
Amount of share of cash paid to shareholders							€ 1,422
Equalisation payment made to Liberty Global Plc							€ 802
Vodafone Idea
Disposals
Proportion of ownership interest	45.20%					45.20%
Vodafone India (excluding interest in Indus Towers)
Disposals
Proportion of ownership interest					42.00%
Loss on disposal						€ 1,276
Foreign exchange gain (loss)						2,079
Foreign exchange loss						2,079
Other intangible assets						(6,138)
Property, plant and equipment						(3,091)
Trade and other receivables						(1,572)
Other investments						(6)
Cash and cash equivalents						(751)
Current and deferred taxation						(2,790)
Short and long-term borrowings						7,896
Trade and other payables						1,669
Provisions						720
Net assets contributed into Vodafone Idea						(4,063)
Fair value of investment in Vodafone Idea						2,467
Net cash proceeds arising from the transaction						320
Other effects						(2,144)
Net gain (loss) on formation of Vodafone idea/ VodafoneZiggo						(3,420)
Loss on re-measurement of retained interest						€ 603
Vodafone And Qatar Foundation L.L.C
Disposals
Net gain (loss) on formation of Vodafone idea/ VodafoneZiggo				€ 113
Ownership transferred (as a percentage)			51.00%	51.00%
Consideration received for transfer of ownership			ر.ق 1,350	€ 299